SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Warranty provision, beginning of year	$ 2,223	$ 1,978
Charged to costs and expenses relating to new sales	1,338	1,126
Costs of product warranty claims	(1,159)	(937)
Foreign currency translation adjustments	222	56
Warranty provision, end of year	$ 2,624	$ 2,223
Minimum [Member]
Warranty:
Warranty term	3 years
Maximum [Member]
Warranty:
Warranty term	10 years